Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 14 – Equity

Ordinary shares

Oriental Culture was established under the laws of Cayman Islands on November 29, 2018. The amended number of authorized preferred shares is 100,000,000 with a par value of $.00005 and 900,000,000 ordinary shares with a par value of $0.00005.

On November 8, 2019, the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. The financial statements and all per share numbers have been retroactively adjusted to reflect the 2 for 1 forward split. On November 8, 2019, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration.

On May 28, 2020, all existing shareholders of the Company agreed to surrender an additional 6,510,000 ordinary shares, or 30% of the then outstanding ordinary shares, at no consideration. The surrendered shares have been reflected as treasury shares.

On December 1, 2020, the Company completed its IPO of 5,065,000 ordinary shares and 59,400 over-allotment shares at a public offering price of $4.00 per share, resulting in net proceeds to the Company of approximately $17.3 million after deducting underwriting commission and offering expenses. In addition, $600,000 of the proceeds were put into an escrow account to cover any potential claims and should be released to the Company after 2 years.

Warrants

In connection with IPO, the Company issued warrants to purchase 409,952 ordinary shares to the underwriters. The underwriters’ warrants have a five-year term and an exercise price of $5.00 per share. On December 17, 2020, the underwriters exercised all the warrants on a cashless basis, resulting in the issuance of 130,312 ordinary shares. As of December 31, 2020, there were no underwriter’s warrants outstanding.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries and VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by Oriental Culture, the WFOE, its VIE Jiangsu Yanggu, and Jiangsu Yanggu’s subsidiaries Nanjing Yanyu, Nanjing Yanqing, Kashi Longrui, and Kashi Dongfang (collectively “Jiangsu Yanggu PRC entities”) only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after allocations to the required statutory reserves. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Jiangsu Yanggu and its PRC entities.

Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of their registered capital. In addition, Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as entities may allocate a portion of their after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by the State Administration of Foreign Exchange (“SAFE”).

As a result of the foregoing restrictions, Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as PRC entities are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2020, amounts restricted are the net assets of Oriental Culture WFOE and Jiangsu Yanggu and its subsidiaries as PRC entities, which amounted to approximately $20,231,000.

On May 7, 2019, the Company entered into a Sale and Purchase Agreement to acquire all outstanding equity interests of HKDAEx Limited (“HKDAEx”), which provides the Company with an online trading platform for certain commodity products in Hong Kong. Pursuant to the terms of the Sale and Purchase Agreement, the sole shareholder of HKDAEx exchanged its equity interest in HKDAEx for 4,200,000 ordinary shares (post forward share split and surrender) of Oriental Culture. On May 9, 2019, the Company acquired all the outstanding equity interest of HKDAEx.